UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2001

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York   November 7, 2001

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	32

Form 13F Information Table Value Total:	$440,697,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany                      COM              017175100     7769    39042 SH       SOLE                    39042
BHP Billiton Ltd.              COM              088606108      551    64018 SH       SOLE                    64018
Baker Hughes                   COM              057224107    12590   434895 SH       SOLE                   434895
Berkley W R Corp               COM              084423102     2135    44478 SH       SOLE                    44478
Citigroup                      COM              172967101    19038   470083 SH       SOLE                   470083
Comcast Cl A Special           COM              200300200    17396   484973 SH       SOLE                   484973
Continental Airlines Class B   COM              210795308     1018    67850 SH       SOLE                    67850
Dell Computer                  COM              247025109    15061   812796 SH       SOLE                   812796
Duke Energy                    COM              264399106     3797   100322 SH       SOLE                   100322
Equity Office Properties       COM              294741103    22209   694033 SH       SOLE                   694033
Equity Residential Property    COM              29476L107    30775   526968 SH       SOLE                   526968
Exxon Mobil                    COM              30231G102      869    22060 SH       SOLE                    22060
Family Dollar Stores           COM              307000109     3905   141909 SH       SOLE                   141909
Federal National Mortgage      COM              313586109      378     4723 SH       SOLE                     4723
Fidelity National Financial    COM              316326107    15436   574039 SH       SOLE                   574039
Gemstar TV Guide Int'l Inc.    COM              36866w106     1730    87774 SH       SOLE                    87774
Liberty Media Corporation New  COM              530718105    19395  1527160 SH       SOLE                  1527160
NTL Incorporated               COM              629407107     4636  1495401 SH       SOLE                  1495401
Nabors Industries              COM              629568106     2162   103091 SH       SOLE                   103091
National Instruments           COM              636518102    19242   735271 SH       SOLE                   735271
NeoMagic Corp.                 COM              640497103      662   242500 SH       SOLE                   242500
Newfield Exploration           COM              651290108    22975   786816 SH       SOLE                   786816
Noble Affiliates Inc.          COM              654894104    27860   898987 SH       SOLE                   898987
Oxford Health                  COM              691471106    19545   688211 SH       SOLE                   688211
Progressive Corp.              COM              743315103    36917   275706 SH       SOLE                   275706
Prosoft Training.com           COM              9307375         29    45606 SH       SOLE                    45606
Rogers Wireless Communications COM              775315104     9704   911197 SH       SOLE                   911197
Synopsys                       COM              871607107    30529   761133 SH       SOLE                   761133
UnitedHealth Group Inc.        COM              91324P102    37004   556456 SH       SOLE                   556456
Waste Management Inc.          COM              94106L109    42627  1594116 SH       SOLE                  1594116
Westport Resources Corp        COM              961418100     9589   652343 SH       SOLE                   652343
White Mountains Insurance Grou COM              964126106     3163     9500 SH       SOLE                     9500